(1) Nature of Operations	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
(1) Nature of Operations

(1) NATURE OF OPERATIONS

R3 Score Technologies, Inc., (“the Company”), was formed on May 2, 2018, under the laws of the State of Delaware.

The Company has developed a financial analysis tool that uses artificial intelligence, machine learning, and human empathy together to provide an accurate assessment of a person’s credit worthiness and reputation without the bias that is inherent in traditional "scores" used by lenders and employers.  The product produces a unique score ranging from 300 to 850, accompanied by a nuanced customer segmentation report that, together, provides actionable information to better align products and services to customers. The products offer more context than traditional criminal background screening tools and/or traditional credit scores. The Company’s products provide decision-makers with more actionable data than what is available on the open market. The products proprietary risk models leverage machine learning and existing cross-sector research in a unique manner for a more robust, holistic view of prospective employees and/or consumers. Activity to date has been focused mostly on the development of the algorithms and unique risk models for the product.